Retirement Plan	12 Months Ended
Dec. 31, 2021
P3 Health Partners Inc.
Defined Benefit Plan Disclosure [Line Items]
Retirement Plan

Note 23: Retirement Plan

The Company maintains a retirement savings 401(k) Plan the “401(k) Plan” for full-time employees. Participants may elect to contribute to the 401(k) Plan, through payroll deductions, subject to Internal Revenue Service limitations. At its discretion, the Company can make a matching contribution to the 401(k) Plan. The Company did not make any contributions to the 401(k) Plan in the Successor Period of 2021, and the Predecessor Periods of 2021, 2020 and 2019.